RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	10,908,200	10,727,376	9,830,183
Exercised
Fortified	(2,974,210)	(539,176)	(4,732,807)
Granted	4,370,000	720,000	5,630,000
Outstanding at end of year	12,303,990	10,908,200	10,727,376
Class A Ordinary shares [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	9,139,706	5,719,706
Shares of retired director	(30,000)
Options of retired director
Shares purchased during the year		3,420,000
Shares sold during the year	(32,000)
Expired / forfeited
Outstanding at end of year	9,077,706	9,139,706	5,719,706
Share Option [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	8,655,004	8,770,004
Shares of retired director
Options of retired director	(215,000)
Shares purchased during the year
Shares sold during the year
Granted	4,060,000
Expired / forfeited	(2,086,000)	(115,000)
Outstanding at end of year	10,414,004	8,655,004	8,770,004